Angel Oak Mortgage Trust I, LLC 2019-2 ABS-15G

Exhibit 99.10

Client Name:
Client Project Name:	AOMT 2019-2
Start - End Dates:	10/2/2018-2/5/2019
Deal Loan Count:	949

Conditions Report 2.0

Loans in Report:	949
Loans with Conditions:	926

1416 - Total Active Conditions
14 - Material Conditions
14 - Property Valuations Review Scope
1 - Category: Appraisal
9 - Category: FEMA
4 - Category: Value
1400 - Non-Material Conditions
231 - Credit Review Scope
8 - Category: Application
10 - Category: Assets
85 - Category: Credit/Mtg History
8 - Category: DTI
57 - Category: Income/Employment
6 - Category: Legal Documents
13 - Category: LTV/CLTV
42 - Category: Terms/Guidelines
2 - Category: Title
11 - Property Valuations Review Scope
2 - Category: Appraisal
5 - Category: FEMA
4 - Category: Property
1158 - Compliance Review Scope
14 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Compliance Manual
2 - Category: Documentation
57 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
1 - Category: Repayment Ability
267 - Category: RESPA
2 - Category: Right of Rescission
30 - Category: State Consumer Protection
7 - Category: State Prepayment Penalty
68 - Category: State Rate Spread
6 - Category: Texas Home Equity
1 - Category: TILA
699 - Category: TILA/RESPA Integrated Disclosure
1560 - Total Satisfied Conditions

214 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
7 - Category: Application
31 - Category: Assets
17 - Category: Credit/Mtg History
17 - Category: DTI
56 - Category: Income/Employment
40 - Category: Insurance
23 - Category: Legal Documents
1 - Category: Potential Misrepresentation
10 - Category: Terms/Guidelines
10 - Category: Title
888 - Property Valuations Review Scope
823 - Category: Appraisal
22 - Category: FEMA
9 - Category: Property
34 - Category: Value
459 - Compliance Review Scope
32 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Compliance Manual
11 - Category: Documentation
2 - Category: Federal Consumer Protection
14 - Category: Finance Charge Tolerance
1 - Category: RESPA
6 - Category: Right of Rescission
1 - Category: Section 32
2 - Category: State Consumer Protection
10 - Category: Texas Home Equity
1 - Category: TILA
375 - Category: TILA/RESPA Integrated Disclosure
172 - Total Waived Conditions

161 - Credit Review Scope
54 - Category: Assets
24 - Category: Credit/Mtg History
6 - Category: DTI
22 - Category: Income/Employment
1 - Category: Insurance
28 - Category: LTV/CLTV
26 - Category: Terms/Guidelines
8 - Property Valuations Review Scope
8 - Category: Property
3 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual

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